GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule Of Detailed Information Of Intangible Assets And Goodwill	Intangibles assets and goodwill net are as follows:

	December 31, 2020	December 31, 2019
In millions of COP
Intangible assets	495,606	538,958
Goodwill	7,011,715	6,694,354
Total	7,507,321	7,233,312

Schedule of detailed information about intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2020 and 2019, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2020

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	19,375	768,923	377,815	1,166,113
Acquisitions	-	106,404	-	106,404
Write off	-	(68,484)	-	(68,484)
Foreign currency translation adjustment	918	16,475	17,911	35,304
Balance at December 31, 2020	20,293	823,318	395,726	1,239,337

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	(11,071)	(342,229)	(273,855)	(627,155)
Write off	-	68,484	-	68,484
Amortization expense(1)	(3,118)	(113,452)	(47,184)	(163,754)
Foreign currency translation adjustment	(306)	(11,324)	(9,676)	(21,306)
Balance at December 31, 2020	(14,495)	(398,521)	(330,715)	(743,731)

Intangible assets at December 31, 2020, net	5,798	424,797	65,011	495,606

(1)	Licenses, software and computer applications includes cancellations of Core Factoring and sede 30 projects amounted to COP 6,879 and COP 2,716.

As of December 31, 2019

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	19,213	654,394	374,658	1,048,265
Acquisitions	-	114,230	-	114,230
Write off	-	(2,121)	-	(2,121)
Foreign currency translation adjustment	162	2,420	3,157	5,739
Balance at December 31, 2019	19,375	768,923	377,815	1,166,113

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	(8,234)	(256,694)	(219,885)	(484,813)
Write off	-	2,085	-	2,085
Amortization expense	(2,772)	(86,132)	(52,200)	(141,104)
Foreign currency translation adjustment	(65)	(1,488)	(1,770)	(3,323)
Balance at December 31, 2019	(11,071)	(342,229)	(273,855)	(627,155)

Intangible assets at December 31, 2019, net	8,304	426,694	103,960	538,958

Schedule of reconciliation of changes in goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2020	December 31, 2019
In millions of COP
Balance at beginning of the year, net	6,694,354	6,638,403
Effect of change in foreign exchange rate(1)	317,361	55,951
Balance at end of the year, net	7,011,715	6,694,354
(1)	The conversion rate from US dollars to Colombian pesos at the end of December 31, 2020 is COP 3,432.50 (in pesos) and 2019 is COP 3,277.14 (in pesos). See Note 2.D.3.

Summary of key assumptions used by management in determining the recoverable amount

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	Growth rate
Operating segment	Goodwill 2020	Valuation Methodology	Key Assumptions	(real)	(real)
In millions of COP
Banking El Salvador	968,223	Discounted Cash flow	5 years plan	14.50%	3.70%
Banking Panama	5,242,361	Discounted Cash flow	5 years plan	8.60%	5.80%
Banking Guatemala	801,131	Discounted Cash flow	5 years plan	10.80%	5.10%

Schedule of estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis

As of December 31, 2020

Banking Panama

	Discount rate
Growth rate	9.10%	8.60%	8.10%
5.80%	COP 10,825,415	COP 12,875,675	COP 15,818,601

	Growth rate
Discount rate	5.30%	5.80%	6.30%
8.60%	COP 11,445,342	COP 12,875,675	COP 14,927,894

Banking El Salvador

	Discount rate
Growth rate	15.00%	14.50%	14.00%
3.70%	COP 2,767,605	COP 2,910,600	COP 3,067,742

	Growth rate
Discount rate	3.20%	3.70%	4.20%
14.50%	COP 2,860,861	COP 2,910,600	COP 2,965,172

Banking Guatemala

	Discount rate
Growth rate	11.30%	10.80%	10.30%
5.10%	COP 3,183,867	COP 3,511,578	COP 3,903,315

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.80%	COP 3,347,817	COP 3,511,578	COP 3,706,836

As of December 31, 2019

Banking Panama

	Discount rate
Growth rate	8.90%	8.40%	7.90%
6.70%	COP 9,801,900	COP 12,864,721	COP 18,487,028

	Growth rate
Discount rate	6.20%	6.70%	7.20%
8.40%	COP 10,827,366	COP 12,864,721	COP 16,599,874

Banking El Salvador

	Discount rate
Growth rate	12.50%	12.00%	11.50%
4.10%	COP 3,110,435	COP 3,310,969	COP 3,538,828

	Growth rate
Discount rate	3.60%	4.10%	4.60%
12.00%	COP 3,232,992	COP 3,310,969	COP 3,399,482

Banking Guatemala

	Discount rate
Growth rate	10.90%	10.40%	9.90%
5.20%	COP 2,099,213	COP 2,325,334	COP 2,600,045

	Growth rate
Discount rate	4.70%	5.20%	5.70%
10.40%	COP 2,196,032	COP 2,325,334	COP 2,482,145